Pay vs Performance Disclosure	12 Months Ended
	Sep. 29, 2024 USD ($) $ / shares	Sep. 24, 2023 USD ($) $ / shares	Sep. 25, 2022 USD ($) $ / shares	Sep. 26, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE

The following tables and charts provide additional compensation information regarding our NEOs, prepared in accordance with the SEC’s pay versus performance disclosure regulations (Item 402(v) of Regulation S-K), for fiscal years 2024, 2023, 2022 and 2021. The values reported include amounts that are reported in our Summary Compensation Table (SCT) above on page 65 and “compensation actually paid” (CAP), which is a metric required by the aforementioned regulations, calculated as described below. The HR and Compensation Committee did not utilize CAP as a basis for making its compensation decisions for any of the fiscal years included in the tables and charts below. For information regarding the basis for the compensation decisions made by our HR and Compensation Committee for fiscal 2024, see the “Compensation Discussion and Analysis” section beginning on page 51.
Pay Versus Performance Table
	SCT Total for PEO Cristiano R. Amon ($) (1)	CAP to PEO Cristiano R. Amon ($) (1)(2)	SCT Total for PEO Steve Mollenkopf ($) (1)	CAP to PEO Steve Mollenkopf ($) (1)	Average SCT Total for Non-PEO NEOs ($) (1)	Average CAP to Non-PEO NEOs ($) (1)(3)	Value of Initial Fixed $100 Investment Based on: (4)		Net Income (in millions) ($)	Adjusted EPS ($) (5)
Year							Company TSR ($)	Peer Group TSR ($)
2024	25,931,574	48,354,500	—	—	10,295,997	17,886,334	162	185	10,142	9.99
2023	23,490,335	8,639,231	—	—	8,084,666	4,468,742	100	135	7,232	8.32
2022	4,754,113	5,226,561	—	—	4,437,023	5,199,555	110	103	12,936	12.41
2021	20,638,924	39,044,789	7,380,553	40,849,833	8,136,215	14,285,453	119	138	9,043	8.33

1
Mr. Amon was our Principal Executive Officer (PEO) for a portion of fiscal 2021 and all of fiscal 2022 through fiscal 2024. Mr. Mollenkopf was our PEO for a portion of fiscal 2021. Mr. Mollenkopf retired as CEO of the Company, and Mr. Amon was appointed as CEO of the Company, effective June 30, 2021. The other named executive officers (NEOs) represent the following individuals: for fiscal 2024 and fiscal 2023 — Akash Palkhiwala, James H. Thompson, Alexander H. Rogers and Ann Chaplin; for fiscal 2022 — Akash Palkhiwala, Ann Chaplin, James J. Cathey and James H. Thompson; for fiscal 2021 — Akash Palkhiwala, James H. Thompson, Alexander H. Rogers and Heather Ace.

2
To calculate Compensation Actually Paid (CAP) to Mr. Amon for fiscal 2024, the following amounts were deducted from and added to the Summary Compensation Table (SCT) total compensation:

Cristiano R. Amon SCT Total to CAP Reconciliation:
Year	SCT Total ($)	Stock Awards Deducted from SCT Total ($) (i)	Additions to SCT Total ($) (ii)	Compensation Actually Paid ($)
2024	25,931,574	(20,000,084)	42,423,010	48,354,500

3
To calculate Average CAP to the Non-PEO NEOs for fiscal 2024, the following amounts were deducted from and added to the SCT total compensation:

Average Non-PEO NEOs SCT Total to CAP Reconciliation:
Year	SCT Total ($)	Stock Awards Deducted from SCT Total ($) (i)	Additions to SCT Total ($) (ii)	Compensation Actually Paid ($)
2024	10,295,997	(7,812,791)	15,403,128	17,886,334

i.
These deductions are the amounts listed in the “Stock Awards” columns of the SCT and represent the grant date fair value of equity-based awards granted in the applicable year.

ii.
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for the applicable year, as detailed in the supplemental tables below. The change in fair value of awards shown in the tables below includes the value of dividend equivalents accrued on such awards.

Cristiano R. Amon Equity Component of CAP:
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Change in Fair Value of Awards Granted in Prior Years and Unvested at Year End ($)	Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Change in Fair Value of Awards Granted in Prior Years that Vested During the Year ($)	Equity Value Included in CAP ($)
2024	27,145,540	13,736,767	—	1,540,703	42,423,010
Average Non-PEO NEOs Equity Component of CAP:
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Change in Fair Value of Awards Granted in Prior Years and Unvested at Year End ($)	Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Change in Fair Value of Awards Granted in Prior Years that Vested During the Year ($)	Equity Value Included in CAP ($)
2024	10,489,970	4,609,851	—	303,307	15,403,128

4
In accordance with SEC rules, Company and Peer Group total shareholder return (TSR) is determined based on the value of a fixed $100 investment beginning with the market close on the last trading day before our fiscal 2021, through and including the end of the respective listed fiscal year. Peer Group TSR represents represents TSR of the Nasdaq-100 Index, which is the industry peer group used by the Company for purposes of Item 201(e)(1)(ii) of Regulation S-K.

5
Adjusted EPS is the financial measure that was determined to be the most important financial performance measure linking compensation actually paid to our NEOs to company performance for fiscal 2024 and therefore was selected as the fiscal 2024 “Company-Selected Measure” as defined in Item 402(v) of Regulation S-K. The specific adjustments to GAAP EPS to arrive at Adjusted EPS are predetermined and approved by our HR and Compensation Committee in connection with each year’s annual grant of PSUs. The amounts in the table above represent Adjusted EPS as defined for the EPS PSUs granted in fiscal 2024, and the adjustments to reconcile Adjusted EPS to GAAP EPS for fiscal 2024 are described in Appendix A.

Named Executive Officers, Footnote
1
Mr. Amon was our Principal Executive Officer (PEO) for a portion of fiscal 2021 and all of fiscal 2022 through fiscal 2024. Mr. Mollenkopf was our PEO for a portion of fiscal 2021. Mr. Mollenkopf retired as CEO of the Company, and Mr. Amon was appointed as CEO of the Company, effective June 30, 2021. The other named executive officers (NEOs) represent the following individuals: for fiscal 2024 and fiscal 2023 — Akash Palkhiwala, James H. Thompson, Alexander H. Rogers and Ann Chaplin; for fiscal 2022 — Akash Palkhiwala, Ann Chaplin, James J. Cathey and James H. Thompson; for fiscal 2021 — Akash Palkhiwala, James H. Thompson, Alexander H. Rogers and Heather Ace.

Peer Group Issuers, Footnote
In accordance with SEC rules, Company and Peer Group total shareholder return (TSR) is determined based on the value of a fixed $100 investment beginning with the market close on the last trading day before our fiscal 2021, through and including the end of the respective listed fiscal year. Peer Group TSR represents represents TSR of the Nasdaq-100 Index, which is the industry peer group used by the Company for purposes of Item 201(e)(1)(ii) of Regulation S-K.

Adjustment To PEO Compensation, Footnote
2
To calculate Compensation Actually Paid (CAP) to Mr. Amon for fiscal 2024, the following amounts were deducted from and added to the Summary Compensation Table (SCT) total compensation:

Cristiano R. Amon SCT Total to CAP Reconciliation:
Year	SCT Total ($)	Stock Awards Deducted from SCT Total ($) (i)	Additions to SCT Total ($) (ii)	Compensation Actually Paid ($)
2024	25,931,574	(20,000,084)	42,423,010	48,354,500
i.
These deductions are the amounts listed in the “Stock Awards” columns of the SCT and represent the grant date fair value of equity-based awards granted in the applicable year.

ii.
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for the applicable year, as detailed in the supplemental tables below. The change in fair value of awards shown in the tables below includes the value of dividend equivalents accrued on such awards.

Cristiano R. Amon Equity Component of CAP:
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Change in Fair Value of Awards Granted in Prior Years and Unvested at Year End ($)	Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Change in Fair Value of Awards Granted in Prior Years that Vested During the Year ($)	Equity Value Included in CAP ($)
2024	27,145,540	13,736,767	—	1,540,703	42,423,010

Non-PEO NEO Average Total Compensation Amount	$ 10,295,997	$ 8,084,666	$ 4,437,023	$ 8,136,215
Non-PEO NEO Average Compensation Actually Paid Amount	$ 17,886,334	4,468,742	5,199,555	14,285,453
Adjustment to Non-PEO NEO Compensation Footnote
3
To calculate Average CAP to the Non-PEO NEOs for fiscal 2024, the following amounts were deducted from and added to the SCT total compensation:

Average Non-PEO NEOs SCT Total to CAP Reconciliation:
Year	SCT Total ($)	Stock Awards Deducted from SCT Total ($) (i)	Additions to SCT Total ($) (ii)	Compensation Actually Paid ($)
2024	10,295,997	(7,812,791)	15,403,128	17,886,334

i.
These deductions are the amounts listed in the “Stock Awards” columns of the SCT and represent the grant date fair value of equity-based awards granted in the applicable year.

ii.
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for the applicable year, as detailed in the supplemental tables below. The change in fair value of awards shown in the tables below includes the value of dividend equivalents accrued on such awards.
Average Non-PEO NEOs Equity Component of CAP:
Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End ($)	Change in Fair Value of Awards Granted in Prior Years and Unvested at Year End ($)	Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Change in Fair Value of Awards Granted in Prior Years that Vested During the Year ($)	Equity Value Included in CAP ($)
2024	10,489,970	4,609,851	—	303,307	15,403,128

Compensation Actually Paid vs. Total Shareholder Return	CAP vs. Qualcomm TSR and Nasdaq-100 Index TSR
Compensation Actually Paid vs. Net Income	CAP vs. Net Income and Adjusted EPS
Compensation Actually Paid vs. Company Selected Measure	CAP vs. Net Income and Adjusted EPS
Total Shareholder Return Vs Peer Group	CAP vs. Qualcomm TSR and Nasdaq-100 Index TSR
Tabular List, Table
List of Most Important Measures
In accordance with SEC rules, the following table lists the four financial performance measures that, in the Company’s assessment, represent the most important financial performance measures used to link compensation actually paid to our NEOs to Company performance for fiscal 2024, as further described in our CD&A.
Most Important Performance Measures
Relative Total Stockholder Return (RTSR) (i)
Adjusted Earnings Per Share (Adjusted EPS) (i)
Adjusted Operating Income (ii)
Adjusted Revenues (ii)

i.
RTSR and Adjusted EPS are the performance metrics used for our PSUs, which comprise 60% of the long-term incentive compensation of our NEOs, including the CEO.

ii.
Adjusted Operating Income and Adjusted Revenues are the financial measures used to assess performance in determining the funding for our ACIP.

Total Shareholder Return Amount	$ 162	100	110	119
Peer Group Total Shareholder Return Amount	185	135	103	138
Net Income (Loss)	$ 10,142,000,000	$ 7,232,000,000	$ 12,936,000,000	$ 9,043,000,000
Company Selected Measure Amount | $ / shares	9.99	8.32	12.41	8.33
PEO Name	Cristiano R. Amon
Compensation Actually Paid vs. Peer Group Total Shareholder Return [Text Block]	CAP vs. Qualcomm TSR and Nasdaq-100 Index TSR
Measure:: 1
Pay vs Performance Disclosure
Name	Relative Total Stockholder Return (RTSR)
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share (Adjusted EPS)
Non-GAAP Measure Description
5
Adjusted EPS is the financial measure that was determined to be the most important financial performance measure linking compensation actually paid to our NEOs to company performance for fiscal 2024 and therefore was selected as the fiscal 2024 “Company-Selected Measure” as defined in Item 402(v) of Regulation S-K. The specific adjustments to GAAP EPS to arrive at Adjusted EPS are predetermined and approved by our HR and Compensation Committee in connection with each year’s annual grant of PSUs. The amounts in the table above represent Adjusted EPS as defined for the EPS PSUs granted in fiscal 2024, and the adjustments to reconcile Adjusted EPS to GAAP EPS for fiscal 2024 are described in Appendix A.

Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Revenues
Cristiano R. Amon [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 25,931,574	$ 23,490,335	$ 4,754,113	$ 20,638,924
PEO Actually Paid Compensation Amount	48,354,500	8,639,231	5,226,561	39,044,789
Cristiano R. Amon [Member] | Stock Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,000,084)
Cristiano R. Amon [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	42,423,010
Cristiano R. Amon [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,145,540
Cristiano R. Amon [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,736,767
Cristiano R. Amon [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Cristiano R. Amon [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,540,703
Steve Mollenkopf [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				7,380,553
PEO Actually Paid Compensation Amount				$ 40,849,833
Non-PEO NEO | Stock Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,812,791)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,403,128
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,489,970
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,609,851
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 303,307